Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Net of original issuance discount on issuance of preferred stock	$ 4.1
Preferred Stock
Net of original issuance discount on issuance of preferred stock	4.1
Retained Earnings (Deficit)
Tax on adjustment to adopt FASB ASC 320-10	2.1
Accumulated Other Comprehensive (Loss) Gain
Tax on adjustment to adopt FASB ASC 320-10	$ 2.1